Note 7 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 15,467	€ 15,478	€ 16,770
Additions Of Impaired Assets		8,084	8,556	9,533
Decrease of impaired assets	[1]	(5,742)	(4,555)	(5,024)
Increase (decrease) in financial assets		2,342	4,001	4,509
Decrease through write-off, financial assets		(2,771)	(3,613)	(3,603)
Increase (decrease) through foreign exchange and other movements, financial assets		(517)	(399)	(968)
Discontinued operations in impaired financial assets and guarantees given		0	0	(1,230)
Impaired financial assets and guarantees given at the end		€ 14,521	€ 15,467	€ 15,478

[1]	(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.